Average Annual Total Returns - FidelityAdvisorEquityGrowthFund-AMCIZPRO - FidelityAdvisorEquityGrowthFund-AMCIZPRO - Fidelity Advisor Equity Growth Fund	Jan. 29, 2025
Fidelity Advisor Equity Growth Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	22.26%
Past 5 years	17.00%
Past 10 years	15.47%
Fidelity Advisor Equity Growth Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.09%
Past 5 years	14.99%
Past 10 years	13.52%
Fidelity Advisor Equity Growth Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.56%
Past 5 years	13.43%
Past 10 years	12.41%
Fidelity Advisor Equity Growth Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	27.79%
Past 5 years	17.48%
Past 10 years	15.44%
Fidelity Advisor Equity Growth Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	24.89%
Past 5 years	17.28%
Past 10 years	15.47%
Fidelity Advisor Equity Growth Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	30.01%
Past 5 years	18.70%
Past 10 years	16.45%
Fidelity Advisor Equity Growth Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	30.16%
Past 5 years	18.83%
Past 10 years	16.60%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
RS007
Average Annual Return:
Past 1 year	32.46%
Past 5 years	18.25%
Past 10 years	16.22%